Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥) Segment Customer	Dec. 31, 2018 USD ($) Segment Customer	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 CNY (¥) Customer	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Contract assets	¥ 919,033,354						$ 133,667,858
Remaining unsatisfied performance obligations pertaining to post-origination services	¥ 42,968,967						6,249,577
Payment terms with funding partners, minimum	27 days	27 days
Payment terms with funding partners, maximum	365 days	365 days
Land use right, term	40 years	40 years
Impairment loss recognized for intangible assets		$ 0		$ 0		$ 0
Legal obligation for employee benefits							$ 0
Defined contribution plan expensed incurred	¥ 71,413,352	10,386,641	¥ 35,004,467		¥ 16,070,410
Advertising costs	9,994,935	1,453,703	43,470,301		67,258,213
Government grants, cash subsidies	2,598,055	377,871	127,800		0
Refunds for the value-added taxes paid	15,596,811	2,268,462	50,702,352		14,646,251
Refunds for the corporate income taxes paid	42,413,415	6,168,775	32,929,930		12,123,338
VAT incurred	¥ 810,200,790	$ 117,838,818	280,586,358		107,065,470
Number of reportable segments | Segment	2	2
RMB/US$1.00 exchange rate	6.8755						6.8755
Restricted cash	¥ 339,826,542		2,252,645,588		0		$ 49,425,721		$ 0
Cash and cash equivalents	2,501,188,374		6,832,306,121		785,769,977		363,782,761
Cash and cash equivalents, and restricted cash	2,841,014,916		¥ 9,084,951,709		¥ 785,769,977		413,208,482	$ 1,321,351,423		¥ 210,114,007
Accounting Standards Update 2016-02
Summary Of Significant Accounting Policies [Line Items]
Lease right-of-use asset	54,000,000						8,000,000
Lease liability	¥ 53,000,000						8,000,000
Sales Revenue, Net [Member] | Concentration of Credit Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of borrower represents 10% or more | Customer	0	0	0	0	0	0
Loan Receivable and Financing Service Fee Receivable [Member] | Concentration of Credit Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of borrower represents 10% or more | Customer	0	0	0	0	0	0
Beijing Happy Time [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	3.00%	3.00%
Xiamen Weipujia Technology Company Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	3.00%	3.00%
Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Research and development costs capitalized							$ 0	$ 0	$ 0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Financing income installment repayment period	1 month	1 month
Minimum [Member] | Other Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	6.00%	6.00%
Minimum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortizable period of intangible assets	1 year	1 year
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Financing income installment repayment period	18 months	18 months
Maturity period of liquid investment	3 months	3 months
Maximum [Member] | Other Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	16.00%	16.00%
Maximum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortizable period of intangible assets	10 years	10 years